Relationship between Plans Benefit Obligations and Assets (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets, benefit obligation	$ 536,365	$ 476,590
Plans with accumulated benefit obligation in excess of plan assets, benefit obligation	440,206	385,492
Plans with assets in excess of projected benefit obligation	1,100
Plans with assets in excess of accumulated benefit obligation	1,100
Plans with projected benefit obligation in excess of plan assets, plan asset	326,323	282,113
Plans with accumulated benefit obligation in excess of plan assets, plan asset	326,323	282,113
Plans with assets in excess of projected benefit obligation, plan asset	1,104
Plans with assets in excess of accumulated benefit obligation, plan asset	1,104
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets, benefit obligation	141,149	105,327
Plans with accumulated benefit obligation in excess of plan assets, benefit obligation	47,242	103,734
Plans with assets in excess of projected benefit obligation	50,237	96,841
Plans with assets in excess of accumulated benefit obligation	132,756	85,101
Plans with projected benefit obligation in excess of plan assets, plan asset	124,920	80,011
Plans with accumulated benefit obligation in excess of plan assets, plan asset	33,083	80,011
Plans with assets in excess of projected benefit obligation, plan asset	51,517	97,068
Plans with assets in excess of accumulated benefit obligation, plan asset	$ 143,354	$ 97,068